Finance Income and Costs (Tables)	12 Months Ended
Dec. 31, 2020
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Details of finance income and costs
(1)	Details of finance income and costs for the years ended December 31, 2020, 2019 and 2018 are as follows:

(In millions of won)
	2020		2019	2018
Finance Income:
Interest income	￦	50,357	63,579	69,936
Gain on sale of accounts receivable — other		22,605	15,855	20,023
Dividends		1,170	10,011	35,143
Gain on foreign currency transactions		13,120	11,798	17,990
Gain on foreign currency translations		8,928	4,576	2,776
Gain on valuation of derivatives		101,343	2,499	6,532
Gain on settlement of derivatives		7,829	29,277	20,399
Gain relating to financial assets at FVTPL (*)		35,844	4,504	83,636
Gain relating to financial liabilities at FVTPL		—	56	—

	￦	241,196	142,155	256,435

Finance Costs:
Interest expense	￦	399,176	406,087	307,319
Loss on sale of accounts receivable — other		—	5,823	—
Loss on foreign currency transactions		13,373	12,660	38,920
Loss on foreign currency translations		12,730	4,948	2,397
Loss on disposal of long-term investment securities		98	—	—
Loss on valuation of derivatives		13,551	—	—
Loss on settlement of derivatives		2,637	641	12,554
Loss relating to financial assets at FVTPL		10,894	7,753	22,507
Loss relating to financial liabilities at FVTPL		—	43	1,535
Other financial fees		44,734	—	—

	￦	497,193	437,955	385,232

(*)
Gain relating to financial assets at FVTPL for the year ended December 31, 2018 includes gains on disposal of 200,000 shares of convertible redeemable bonds issued by KRAFTON Co., Ltd. (formerly, Bluehole Inc.) amounting to ￦58,000 million.

Details of interest income included in finance income
(2)	Details of interest income included in finance income for the years ended December 31, 2020, 2019 and 2018 are as follows:

(In millions of won)	2020		2019	2018
Interest income on cash equivalents and short-term financial instruments	￦	24,378	29,854	33,808
Interest income on loans and others		25,979	33,725	36,128

	￦	50,357	63,579	69,936

Details of interest expenses included in finance costs
(3)	Details of interest expenses included in finance costs for the years ended December 31, 2020, 2019 and 2018 are as follows:

(In millions of won)	2020		2019	2018
Interest expense on borrowings	￦	116,397	104,991	10,796
Interest expense on debentures		225,309	224,765	222,195
Others		57,470	76,331	74,328

	￦	399,176	406,087	307,319

Finance income and costs by category of financial instruments
(4)
Finance income and costs by category of financial instruments for the years ended December 31, 2020, 2019 and 2018 are as follows. Bad debt expense (reversal of loss allowance) for accounts receivable – trade, loans and receivables are presented and explained separately in notes 7 and 36.

1)    Finance income and costs

(In millions of won)
	2020
	Finance income		Finance costs
Financial Assets:
Financial assets at FVTPL	￦	161,835	10,894
Financial assets at FVOCI		993	44,832
Financial assets at amortized cost		64,554	24,601
Derivatives designated as hedging instrument		—	1,867

		227,382	82,194

Financial Liabilities:
Financial liabilities at FVTPL		—	12,115
Financial liabilities at amortized cost		6,434	400,678
Derivatives designated as hedging instrument		7,380	2,206

		13,814	414,999

	￦	241,196	497,193

(In millions of won)
	2019
	Finance income		Finance costs
Financial Assets:
Financial assets at FVTPL	￦	56,953	13,577
Financial assets at FVOCI		9,924	—
Financial assets at amortized cost		75,119	17,488

		141,996	31,065

Financial Liabilities:
Financial liabilities at FVTPL		56	43
Financial liabilities at amortized cost		103	406,206
Derivatives designated as hedging instrument		—	641

		159	406,890

	￦	142,155	437,955

(In millions of won)
	2018
	Finance income		Finance costs
Financial Assets:
Financial assets at FVTPL	￦	134,841	22,507
Financial assets at FVOCI		35,143	—
Financial assets at amortized cost		86,032	20,018

		256,016	42,525

Financial Liabilities:
Financial liabilities at FVTPL		—	1,535
Financial liabilities at amortized cost		419	328,618
Derivatives designated as hedging instrument		—	12,554

		419	342,707

	￦	256,435	385,232

2)    Other comprehensive income (loss)

(In millions of won)
	2020		2019	2018
Financial Assets:
Financial assets at FVOCI	￦	579,678	(17,943)	(130,035)
Derivatives designated as hedging instrument		24,320	41,305	17,180

		603,998	23,362	(112,855)

Financial Liabilities:
Derivatives designated as hedging instrument		(5,182)	(624)	15,047

	￦	598,816	22,738	(97,808)

Details of impairment losses for financial assets
(5)	Details of impairment losses for financial assets for the years ended December 31, 2020, 2019 and 2018 are as follows:

(In millions of won)
	2020		2019	2018
Accounts receivable — trade	￦	48,625	28,841	38,211
Other receivables		10,559	5,802	7,718

	￦	59,184	34,643	45,929